Taxation - Disclosure of Taxation (Expense)/Credit (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Major components of tax (expense) income
Prior year tax	R 0	R 10	R (4)
Total taxation (expense)/credit	(1,723)	46	(1,258)
Deferred tax assets	R 189	203
Assessed loss limitation	80.00%
Temporary Differences Excluding Hedge Accounted Derivatives [Member]
Major components of tax (expense) income
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	R 588	386	(55)
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax [Member]
Major components of tax (expense) income
Deferred tax expense (income) relating to origination and reversal of temporary differences	169	86	301
Deferred tax assets	3,761	3,863
Unused tax losses [member]
Major components of tax (expense) income
Deferred tax assets	1,925	1,524
Property, plant and equipment [member]
Major components of tax (expense) income
Deferred tax expense (income) relating to origination and reversal of temporary differences	R 377	R 101	R 52
Mponeng
Major components of tax (expense) income
Deferred Tax Rate	17.70%	12.80%	11.30%
Mponeng | Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax [Member]
Major components of tax (expense) income
Deferred tax assets	R 845
Moab Khotsong
Major components of tax (expense) income
Deferred Tax Rate	16.70%	14.70%	17.60%
Randfontein
Major components of tax (expense) income
Deferred Tax Rate	10.50%	8.70%	5.10%
South Africa
Major components of tax (expense) income
Deferred tax (expense) income	R (1,080)	R 353	R (714)
Deferred tax - current year	R (1,080)	R 353	R (714)
Revenue exempt from taxation (as a percent)	5.00%	5.00%	5.00%
South Africa | Mponeng
Major components of tax (expense) income
Current year tax	R 272	R 0
South Africa | Moab Khotsong
Major components of tax (expense) income
Current year tax	R 260	R 130
Australian entities and PNG operation
Major components of tax (expense) income
Applicable taxation rate	30.00%	30.00%	30.00%
Mining Products | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	R (631)	R (182)	R (464)
Current year tax	(633)	(194)	(467)
Prior year tax	R 2	R 12	R 3
Applicable taxation rate	33.00%	34.00%	34.00%
Non-Mining Services | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	R (12)	R (125)	R (80)
Current year tax	(6)	(121)	(81)
Prior year tax	R (6)	R (4)	R 1
Applicable taxation rate	27.00%	28.00%	28.00%